Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority (“IIA”), formerly the Office of the Chief Scientist, for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, the Company agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the IIA reached in January 2012.

The royalties will be paid up to a maximum amount equalling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expense amounted to $238 (unaudited) and $232 (unaudited) in the six months ended June 30, 2020 and 2019, respectively, and are included in cost of revenues.

As of June 30, 2020, the Company had a contingent liability to pay royalties of $6,110 (unaudited).

b.	As of June 30, 2020, the Company provided bank guarantees in the amount of $834 (unaudited) as security for the rent to be paid for its leased offices. The bank guarantees are valid through February 2021 and thereafter will be renewed for the same amount through March 2022. As of June 30, 2020, the Company provided bank guarantees of $203 (unaudited) as security for the performance of various contracts with customers and suppliers.

In addition, as of June 30, 2020 (unaudited), the Company had no restricted bank deposits in favour of the bank guarantees.

d.	In accordance with the indenture for the Series B Debentures, the Company is required to meet certain financial covenants. See Note 11 above.